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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisers, Inc.
Address: 56 Prospect Street, Hartford, CT 06115-0480

Form 13F File Number: 028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:


/s/ John H. Beers       Hartford, CT       May 9, 2008
------------------      -------------      -----------
   (Signature)          (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $157,311,141.96

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                                    FORM 13F
                REPORTING MANAGER: GOODWIN CAPITAL ADVISERS, INC.
                      FOR THE QUARTER ENDED MARCH 31, 2008

ITEM 1                            ITEM 2    ITEM 3      ITEM 4               ITEM 5        ITEM 6    ITEM 7          ITEM 8
                                                                                                                VOTING AUTHORITY
                                                         FAIR      SHARES OR                                 ---------------------
                                 TITLE OF   CUSIP       MARKET     PRINCIPAL        PUT/ INVESTMENT            SOLE    SHARED NONE
           NAME OF ISSUER          CLASS    NUMBER       VALUE       AMOUNT  SH/PRN CALL DISCRETION MANAGERS    (A)      (B)   (C)
-------------------------------- -------- --------- -------------- --------- ------ ---- ---------- -------- --------- ------ ----
DIAMONDS TRUST SERIE             COMMON   252787106   9,865,684.80    80,602 SH              80,602        1    80,602
ISHARES MSCI EAFE IN             COMMON   464287465   5,361,654.90    74,571 SH             251,251        1   251,251
Ishares Trust Goldman Sachs
   Corp Bond Fund                COMMON   464287242  12,085,665.50   114,850 SH             114,850        1   114,850
Ishares Trust Russell 2000       COMMON   464287655  19,466,636.93   284,143 SH             284,143        1   284,143
Ishares Trust Russell 2000 Value COMMON   464287630  11,680,639.80   178,140 SH             178,140        1   178,140
PAR PHARMACEUTICAL COS           CV. BOND 717125AC2   1,634,937.50 1,850,000 PRN          1,850,000        1 1,850,000
POWERSHARES DB COMMODITY IND     COMMON   73935S105  35,793,000.00   994,250 SH             994,250        1   994,250
POWERSHARES DB G10 CURR HARV     COMMON   73935Y102  16,819,186.40   653,680 SH             653,680        1   653,680
POWERSHARES QQQ                  COMMON   73935A104   2,717,198.00    62,150 SH              62,150        1    62,150
SPDR DJ WILSHIRE INTL REAL E     COMMON   78463X863  30,101,246.00   569,560 SH             569,560        1   569,560
SPDR TRUST SERIES 1              COMMON   78462F103  11,155,292.13    84,529 SH              84,529        1    84,529
VALE CAPITAL LTD                 CV. BOND 91912C208     630,000.00    10,000 SH              10,000        1    10,000
                                                    157,311,141.96